THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2025 (Unaudited)

Schedule of Investments
Common Stock — 97.3%
	SHARES	VALUE
Argentina — 4.0%

Consumer Discretionary — 4.0%
MercadoLibre *	19,695	$46,753,764

Total Argentina		46,753,764

Australia — 1.0%

Health Care — 1.0%
Pro Medicus	55,388	11,374,158

Total Australia		11,374,158

Canada — 4.3%

Information Technology — 2.4%
Shopify, Cl A *	226,667	27,700,974

Consumer Discretionary — 1.9%
Dollarama	163,081	22,289,463

Total Canada		49,990,437

Denmark — 1.7%

Consumer Discretionary — 1.7%
Pandora	117,675	19,427,634

Total Denmark		19,427,634

Germany — 0.9%

Communication Services — 0.9%
CTS Eventim & KGaA	88,939	10,043,395

Total Germany		10,043,395

India — 7.1%

Financials — 4.7%
Bajaj Finance	2,815,230	28,173,045
HDFC Bank	1,140,275	26,167,387

		54,340,432

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2025 (Unaudited)

Common Stock — continued
	SHARES	VALUE
Consumer Discretionary — 2.4%
Titan	717,007	$27,293,890

Total India		81,634,322

Japan — 2.5%

Information Technology — 2.5%
Keyence	80,300	29,047,036

Total Japan		29,047,036

Netherlands — 4.7%

Financials — 3.4%
Adyen *	23,305	39,971,646

Information Technology — 1.3%
ASML Holding, Cl G	21,174	14,709,790

Total Netherlands		54,681,436

Sweden — 2.8%

Communication Services — 2.8%
Spotify Technology *	50,884	31,880,861

Total Sweden		31,880,861

Switzerland — 3.9%

Health Care — 2.7%
Galderma Group *	200,530	30,905,310

Consumer Discretionary — 1.2%
On Holding, Cl A *	284,835	13,834,436

Total Switzerland		44,739,746

Taiwan — 3.3%

Information Technology — 3.3%
Taiwan Semiconductor Manufacturing ADR	159,141	38,451,648

Total Taiwan		38,451,648

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2025 (Unaudited)

Common Stock — continued
	SHARES	VALUE
United States — 61.1%

Information Technology — 17.5%
Atlassian, Cl A *	125,436	$24,056,116
Cloudflare, Cl A *	126,366	26,243,691
NVIDIA	544,497	96,849,681
Samsara, Cl A *	583,770	22,200,773
ServiceNow *	35,506	33,486,419
		202,836,680

Industrials — 7.7%
Axon Enterprise *	62,623	47,311,050
Builders FirstSource *	113,194	14,390,353
Carlisle	43,326	15,368,166
Tetra Tech	335,232	12,316,424
		89,385,993

Financials — 9.5%
Block, Cl A *	396,855	30,661,017
Intercontinental Exchange	172,506	31,884,284
Visa, Cl A	136,656	47,210,549
		109,755,850

Consumer Discretionary — 11.7%
Amazon.com *	239,445	56,056,469
DoorDash, Cl A *	159,295	39,863,573
Flutter Entertainment *	132,115	39,933,080
		135,853,122

Communication Services — 7.8%
Alphabet, Cl A	196,677	37,742,316
Netflix *	45,125	52,317,925
		90,060,241

Health Care — 6.9%
Dexcom *	313,469	25,318,891
Intuitive Surgical *	65,115	31,326,175
iRhythm Technologies *	143,278	20,084,710

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2025 (Unaudited)

Common Stock — continued
	SHARES	VALUE
Health Care — (continued)
Repligen *	25,506	$2,985,988
		79,715,764

Total United States		707,607,650

Total Common Stock
(Cost $624,252,137)		1,125,632,087

Total Investments— 97.3%
(Cost $624,252,137)		$1,125,632,087

Percentages are based on Net Assets of $1,157,136,535.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

SAN-QH-001-3100

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